BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock shares issued	89,383,183	85,728,506
Common stock shares outstanding	89,383,183	85,728,506
Common stock, no par value